PRINCIPAL ACCOUNTING POLICIES - Option activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Outstanding, beginning	57,583,856	54,368,896	53,672,064
Granted	15,404,097	8,921,248	13,520,720
Exercised	(5,106,035)	(3,495,960)	(5,883,328)
Forfeited	(1,800,799)	(2,210,328)	(1,925,976)
Modified			(6,686,792)
Converted from modification			1,672,208
Outstanding, ending	66,081,119	57,583,856	54,368,896	53,672,064
Vested and expect to vest, ending	63,410,097
Exercisable, ending	32,693,344
Weighted Average Exercise Price
Outstanding, beginning (in dollars per share)	$ 22.55	$ 22.21	$ 24.77
Granted (in dollars per share)	18.46	15.87	19.87
Exercised (in dollars per share)	9.32	6.96	11.39
Forfeited (in dollars per share)	7.9	12.00	$ 20.93
Modified			42.36
Converted from modification			0.00
Outstanding, ending (in dollars per share)	23.02	$ 22.55	$ 22.21	$ 24.77
Vested and expect to vest, ending (in dollars per share)	23.13
Exercisable, ending (in dollars per share)	$ 25.89
Weighted Average Remaining Contractual Life (Years)
Outstanding	5 years 5 months 1 day	5 years 1 month 28 days	5 years 7 months 17 days	5 years 7 months 13 days
Vested and expect to vest at the end of the period		5 years 4 months 17 days
Exercisable at the end of the period		4 years 6 months 7 days
Aggregate Intrinsic Value
Outstanding	$ 398	$ 704	$ 679	$ 366
Vested and expect to vest	376
Exercisable	$ 123
Assumptions
Pre-vesting forfeiture rate assumptions (as a percent)	8.00%
Closing stock price (in dollars per share)	$ 24.62
Total intrinsic value of options exercised	$ 128	$ 159	$ 162
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Assumptions
Closing stock price (in dollars per share)	$ 24.62